Schedule of investments
Delaware Ivy Balanced Fund
June 30, 2023 (Unaudited)
	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations — 0.93%
Fannie Mae REMICs
Series 2016-36 VB 3.50% 6/25/29	3,561,994	$ 3,395,974
Series 2016-71 NB 3.00% 10/25/46	4,751,116	4,279,165

Freddie Mac REMICs Series 4616 HW 3.00% 6/15/45	2,907,621	2,680,340
Freddie Mac Structured Agency Credit Risk REMIC Trust Series 2021-HQA2 M2 144A 7.117% (SOFR + 2.05%) 12/25/33 #, •	4,518,000	4,382,460
Total Agency Collateralized Mortgage Obligations (cost $15,965,813)		14,737,939

Agency Mortgage-Backed Securities — 9.92%
Fannie Mae S.F. 15 yr 2.50% 8/1/35	1,747,172	1,594,859
Fannie Mae S.F. 20 yr 2.00% 5/1/41	2,232,586	1,900,433
Fannie Mae S.F. 30 yr
2.00% 3/1/51	2,028,945	1,662,488
2.50% 8/1/50	1,850,224	1,592,131
2.50% 1/1/52	4,262,706	3,619,943
2.50% 4/1/52	1,322,513	1,127,384
3.00% 12/1/51	3,517,869	3,120,054
3.50% 11/1/45	7,346,376	6,833,045
3.50% 1/1/48	660,879	611,075
3.50% 7/1/50	3,901,097	3,631,203
3.50% 8/1/50	575,191	530,873
3.50% 8/1/51	4,328,561	3,953,614
4.00% 6/1/52	2,985,301	2,803,144
4.50% 5/1/49	1,770,807	1,728,427
4.50% 1/1/50	2,116,659	2,090,251
4.50% 10/1/52	5,457,738	5,247,785
4.50% 2/1/53	8,386,487	8,063,786
5.00% 6/1/52	3,059,420	3,001,125
5.00% 9/1/52	6,383,415	6,259,474
5.50% 10/1/52	8,887,356	8,876,194
5.50% 11/1/52	1,825,685	1,829,480
5.50% 3/1/53	7,263,804	7,229,604
6.00% 6/1/53	2,601,168	2,623,952
6.50% 10/1/28	8,553	8,671
6.50% 2/1/29	1,229	1,241
6.50% 2/1/32	11,685	12,223
6.50% 9/1/32	9,391	9,658
7.00% 11/1/31	12,473	12,548
7.00% 2/1/32	9,859	10,006
7.00% 3/1/32	5,713	5,922
	Principal amount°	Value (US $)

Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 30 yr
7.00% 7/1/32	10,157	$ 10,296

Freddie Mac S.F. 15 yr 2.00% 12/1/35	2,444,033	2,185,300
Freddie Mac S.F. 20 yr
2.00% 3/1/41	8,052,950	6,891,627
2.50% 2/1/42	3,384,881	2,947,042
3.00% 3/1/37	2,191,753	2,025,618
Freddie Mac S.F. 30 yr
2.00% 3/1/52	1,986,072	1,621,989
2.50% 12/1/51	1,741,851	1,492,151
2.50% 1/1/52	11,229,580	9,592,118
3.00% 8/1/51	341,760	302,581
3.00% 1/1/52	19,244,837	16,963,408
3.50% 6/1/47	3,508,369	3,241,980
3.50% 4/1/52	3,159,579	2,892,766
4.00% 8/1/52	6,670,563	6,289,155
4.00% 9/1/52	2,439,955	2,290,814
4.50% 9/1/52	3,696,253	3,556,113
4.50% 10/1/52	3,211,935	3,088,459
5.00% 7/1/52	2,603,298	2,553,441
5.50% 9/1/52	2,031,120	2,040,476
5.50% 11/1/52	990,309	989,312
5.50% 2/1/53	1,950,070	1,947,267
5.50% 3/1/53	2,091,083	2,102,970
6.50% 12/1/31	13,136	13,437
6.50% 1/1/32	9,881	10,269

GNMA I S.F. 30 yr 6.50% 8/15/28	5,266	5,369
GNMA II S.F. 30 yr
3.00% 12/20/51	1,673,032	1,497,972
5.00% 9/20/52	1,598,527	1,571,223
Total Agency Mortgage-Backed Securities (cost $165,747,317)		158,113,746

Corporate Bonds — 10.38%
Banking — 2.18%
Bank of America
2.482% 9/21/36 μ	1,370,000	1,048,714
5.288% 4/25/34 μ	1,150,000	1,139,829
6.204% 11/10/28 μ	2,305,000	2,371,061

Bank of New York Mellon 4.70% 9/20/25 μ, ψ	1,475,000	1,436,281
Barclays
6.224% 5/9/34 μ	615,000	612,963
7.385% 11/2/28 μ	443,000	461,818
NQ- IV017 [0623] 0823 (3049803)    1

Schedule of investments
Delaware Ivy Balanced Fund   (Unaudited)
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Banking (continued)
Citigroup
5.61% 9/29/26 μ	335,000	$ 334,724
6.174% 5/25/34 μ	680,000	686,294

Citizens Bank 6.064% 10/24/25 μ	2,585,000	2,450,954
Credit Agricole
144A 5.301% 7/12/28 #	435,000	433,793
144A 5.514% 7/5/33 #	1,105,000	1,112,466

Credit Suisse 7.95% 1/9/25	2,020,000	2,062,004
Deutsche Bank
3.729% 1/14/32 μ	718,000	543,386
3.742% 1/7/33 μ	351,000	257,646
6.72% 1/18/29 μ	1,323,000	1,325,911

Fifth Third Bancorp 6.361% 10/27/28 μ	170,000	169,393
Fifth Third Bank 5.852% 10/27/25 μ	1,430,000	1,393,643
Goldman Sachs Group 1.542% 9/10/27 μ	205,000	180,308
Huntington National Bank
4.552% 5/17/28 μ	250,000	233,412
5.65% 1/10/30	430,000	411,007
JPMorgan Chase & Co.
1.953% 2/4/32 μ	605,000	482,249
5.00% 8/1/24 μ, ψ	2,476,000	2,420,290
KeyBank
5.00% 1/26/33	500,000	432,950
5.85% 11/15/27	479,000	451,445

KeyCorp 4.789% 6/1/33 μ	269,000	225,640
Morgan Stanley
2.484% 9/16/36 μ	790,000	599,744
5.25% 4/21/34 μ	800,000	790,335
6.138% 10/16/26 μ	1,085,000	1,096,387
6.296% 10/18/28 μ	728,000	748,729
6.342% 10/18/33 μ	365,000	388,455

PNC Financial Services Group 5.671% 10/28/25 μ	1,720,000	1,706,516
Popular 7.25% 3/13/28	375,000	375,000
SVB Financial Group 4.57% 4/29/33 ‡	1,413,000	948,640
Truist Financial 6.123% 10/28/33 μ	386,000	391,945
US Bancorp
3.10% 4/27/26	4,400,000	4,114,204
4.653% 2/1/29 μ	128,000	122,391
4.839% 2/1/34 μ	365,000	341,110
5.836% 6/12/34 μ	380,000	382,924
		34,684,561
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Basic Industry — 0.22%
Celanese US Holdings 6.05% 3/15/25	2,015,000	$ 2,007,778
Newmont 2.60% 7/15/32	275,000	224,834
Sherwin-Williams 3.30% 5/15/50	1,775,000	1,264,692
		3,497,304
Capital Goods — 0.66%
Boeing
3.25% 2/1/28	160,000	147,008
3.75% 2/1/50	3,025,000	2,273,679

Lockheed Martin 4.75% 2/15/34	610,000	608,884
Standard Industries 144A 4.375% 7/15/30 #	2,098,000	1,818,960
Waste Management 3.15% 11/15/27	6,000,000	5,623,737
		10,472,268
Communications — 1.46%
AT&T
3.50% 9/15/53	2,550,000	1,806,992
3.65% 6/1/51	1,950,000	1,432,640
5.40% 2/15/34	415,000	415,918

CCO Holdings 144A 4.25% 1/15/34 #	4,205,000	3,182,335
Charter Communications Operating 3.85% 4/1/61	2,635,000	1,595,973
Comcast
3.45% 2/1/50	4,325,000	3,295,933
4.80% 5/15/33	725,000	717,730
Crown Castle
1.05% 7/15/26	735,000	644,017
2.10% 4/1/31	1,965,000	1,573,959

Frontier Communications Holdings 144A 5.00% 5/1/28 #	940,000	811,949
Sprint 7.875% 9/15/23	2,235,000	2,242,409
T-Mobile USA
3.875% 4/15/30	4,425,000	4,079,255
5.05% 7/15/33	655,000	643,418

Verizon Communications 2.875% 11/20/50	480,000	313,136
Warnermedia Holdings 5.141% 3/15/52	635,000	517,468
		23,273,132
Consumer Cyclical — 0.31%
Amazon.com 2.50% 6/3/50	750,000	499,513
Carnival 144A 4.00% 8/1/28 #	985,000	874,108
Ford Motor Credit 6.95% 6/10/26	455,000	457,694

2    NQ- IV017 [0623] 0823 (3049803)

(Unaudited)
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Consumer Cyclical (continued)
General Motors Financial 5.85% 4/6/30	1,115,000	$ 1,106,324
VICI Properties 4.95% 2/15/30	2,075,000	1,948,394
		4,886,033
Consumer Non-Cyclical — 0.79%
Amgen
5.15% 3/2/28	1,930,000	1,929,641
5.25% 3/2/30	320,000	320,883
5.25% 3/2/33	2,408,000	2,412,221
CVS Health
5.05% 3/25/48	1,020,000	940,905
5.25% 1/30/31	270,000	269,237
DaVita
144A 3.75% 2/15/31 #	370,000	296,299
144A 4.625% 6/1/30 #	670,000	575,924
HCA
3.50% 7/15/51	400,000	277,139
5.20% 6/1/28	325,000	322,585

JBS USA 144A 3.00% 2/2/29 #	793,000	674,446
Merck & Co. 2.75% 12/10/51	3,750,000	2,590,600
Pfizer Investment Enterprises
4.75% 5/19/33	665,000	662,753
5.11% 5/19/43	460,000	461,339
5.30% 5/19/53	385,000	400,579

Royalty Pharma 3.55% 9/2/50	444,000	300,228
Zoetis 5.40% 11/14/25	215,000	215,715
		12,650,494
Electric — 1.13%
AEP Texas 5.40% 6/1/33	220,000	219,008
Ameren Illinois 3.25% 3/15/50	2,000,000	1,467,580
Appalachian Power 4.50% 8/1/32	1,775,000	1,664,834
Berkshire Hathaway Energy 4.60% 5/1/53	3,000,000	2,574,111
Commonwealth Edison 2.20% 3/1/30	2,650,000	2,242,895
Duke Energy Carolinas 4.95% 1/15/33	1,345,000	1,335,719
Entergy
2.80% 6/15/30	1,765,000	1,498,289
3.75% 6/15/50	700,000	517,373

Exelon 5.30% 3/15/33	290,000	289,232
Florida Power & Light 3.15% 10/1/49	2,575,000	1,881,215
National Rural Utilities Cooperative Finance 5.80% 1/15/33	95,000	99,421
NextEra Energy Capital Holdings 3.00% 1/15/52	635,000	418,489
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Electric (continued)

Oglethorpe Power 5.05% 10/1/48	1,584,000	$ 1,400,018
Public Service of Colorado 5.25% 4/1/53	340,000	326,981
Southern 5.70% 10/15/32	640,000	662,860
Southern California Edison
3.45% 2/1/52	859,000	615,918
4.125% 3/1/48	897,000	728,982
		17,942,925
Energy — 0.67%
BP Capital Markets America
2.721% 1/12/32	760,000	645,680
4.812% 2/13/33	305,000	300,711

Cheniere Energy Partners 144A 5.95% 6/30/33 #	485,000	487,018
Diamondback Energy 4.25% 3/15/52	731,000	561,514
Energy Transfer
6.25% 4/15/49	860,000	840,864
6.50% 11/15/26 μ, ψ	950,000	865,279
Enterprise Products Operating
3.30% 2/15/53	1,195,000	854,250
5.35% 1/31/33	1,975,000	2,009,228

Kinder Morgan 5.20% 6/1/33	460,000	445,995
Occidental Petroleum 6.125% 1/1/31	620,000	630,177
Targa Resources Partners 5.00% 1/15/28	3,220,000	3,075,897
		10,716,613
Finance Companies — 0.56%
AerCap Ireland Capital DAC
3.00% 10/29/28	380,000	328,866
3.40% 10/29/33	250,000	201,060
6.50% 7/15/25	2,605,000	2,619,575
Air Lease
2.875% 1/15/32	1,560,000	1,253,790
5.85% 12/15/27	1,040,000	1,039,595

American Tower Trust #1 144A 3.652% 3/15/48 #	2,000,000	1,857,654
Aviation Capital Group
144A 3.50% 11/1/27 #	1,635,000	1,445,438
144A 6.25% 4/15/28 #	182,000	181,750
		8,927,728
Insurance — 0.91%
American International Group 5.125% 3/27/33	1,000,000	977,306
Aon 5.00% 9/12/32	2,080,000	2,054,657

NQ- IV017 [0623] 0823 (3049803)    3

Schedule of investments
Delaware Ivy Balanced Fund   (Unaudited)
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Insurance (continued)
Athene Holding
3.45% 5/15/52	1,275,000	$ 776,883
3.95% 5/25/51	565,000	379,274

Berkshire Hathaway Finance 3.85% 3/15/52	2,885,000	2,387,486
Elevance Health 5.125% 2/15/53	165,000	160,128
Northwestern Mutual Life Insurance 144A 3.85% 9/30/47 #	5,000,000	3,906,751
UnitedHealth Group
4.20% 5/15/32	768,000	733,495
4.50% 4/15/33	2,045,000	1,992,971
5.05% 4/15/53	1,180,000	1,173,754
		14,542,705
Natural Gas — 0.12%
Atmos Energy 2.85% 2/15/52	495,000	334,942
Southern California Gas
5.20% 6/1/33	580,000	572,640
5.75% 6/1/53	250,000	252,966

Southern Co. Gas Capital 5.15% 9/15/32	784,000	779,511
		1,940,059
Real Estate Investment Trusts — 0.23%
American Homes 4 Rent 3.625% 4/15/32	310,000	268,199
Extra Space Storage 2.35% 3/15/32	4,400,000	3,443,850
		3,712,049
Technology — 0.92%
Apple
4.30% 5/10/33	390,000	388,100
4.85% 5/10/53	430,000	440,996
Autodesk
2.40% 12/15/31	605,000	495,441
2.85% 1/15/30	2,945,000	2,583,972

CDW 3.276% 12/1/28	325,000	282,524
CoStar Group 144A 2.80% 7/15/30 #	2,650,000	2,188,992
Entegris Escrow 144A 4.75% 4/15/29 #	535,000	497,152
Iron Mountain 144A 5.25% 7/15/30 #	517,000	466,329
Iron Mountain Information Management Services 144A 5.00% 7/15/32 #	1,595,000	1,379,237
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Technology (continued)
Oracle
3.60% 4/1/50	1,195,000	$ 854,593
4.65% 5/6/30	205,000	198,198
5.55% 2/6/53	1,162,000	1,126,055

TSMC Global 144A 1.75% 4/23/28 #	4,400,000	3,790,518
		14,692,107
Transportation — 0.22%
American Airlines 144A 5.50% 4/20/26 #	192,442	190,824
Burlington Northern Santa Fe 2.875% 6/15/52	455,000	311,668
Delta Air Lines 144A 7.00% 5/1/25 #	2,480,000	2,534,671
ERAC USA Finance
144A 4.90% 5/1/33 #	310,000	303,172
144A 5.40% 5/1/53 #	195,000	194,832
		3,535,167
Total Corporate Bonds (cost $180,628,254)		165,473,145

Non-Agency Collateralized Mortgage Obligations — 0.11%
Connecticut Avenue Securities Trust Series 2022-R01 1M2 144A 6.967% (SOFR + 1.90%) 12/25/41 #, •	1,750,000	1,705,165
Total Non-Agency Collateralized Mortgage Obligations (cost $1,708,612)		1,705,165

Non-Agency Commercial Mortgage-Backed Securities — 3.45%
BANK
Series 2021-BN32 A5 2.643% 4/15/54	7,060,000	5,873,122
Series 2021-BN36 A5 2.47% 9/15/64	10,096,000	8,205,757
Series 2022-BNK39 A4 2.928% 2/15/55	8,345,000	6,966,937
Series 2022-BNK39 B 3.348% 2/15/55 •	588,000	437,216
Series 2022-BNK39 C 3.379% 2/15/55 •	432,000	286,984
Series 2022-BNK40 A4 3.507% 3/15/64 •	8,150,000	7,088,295
Series 2022-BNK40 B 3.507% 3/15/64 •	1,000,000	762,847
Benchmark Mortgage Trust
Series 2021-B24 A5 2.584% 3/15/54	6,000,000	4,782,572
Series 2022-B32 A5 3.002% 1/15/55 •	9,000,000	7,297,122

4    NQ- IV017 [0623] 0823 (3049803)

(Unaudited)
	Principalamount°	Value (US $)

Non-Agency Commercial Mortgage-Backed Securities (continued)
Benchmark Mortgage Trust
Series 2022-B32 B 3.202% 1/15/55 •	975,000	$ 734,398
Series 2022-B32 C 3.572% 1/15/55 •	1,196,000	820,590
Series 2022-B33 A5 3.458% 3/15/55	8,100,000	7,075,741
Series 2022-B33 B 3.735% 3/15/55 •	500,000	397,318
Series 2022-B33 C 3.735% 3/15/55 •	500,000	357,615

BMO Mortgage Trust Series 2022-C1 A5 3.374% 2/15/55 •	4,500,000	3,891,863
Total Non-Agency Commercial Mortgage-Backed Securities (cost $66,740,875)		54,978,377

US Treasury Obligations — 7.97%
US Treasury Bonds
1.75% 8/15/41	8,370,000	5,886,464
3.625% 2/15/53	10,240,000	9,830,400
3.625% 5/15/53	545,000	523,881
3.875% 2/15/43	18,060,000	17,614,144
3.875% 5/15/43	3,165,000	3,088,842
4.375% 2/15/38	1,770,000	1,885,638
US Treasury Floating Rate Notes
4.931% (USBMMY3M + 0.20%) 1/31/25 •	2,145,000	2,148,831
5.389% (USBMMY3M + 0.14%) 10/31/24 •	5,410,000	5,415,047
US Treasury Notes
2.75% 11/15/23	13,300,000	13,177,109
3.375% 5/15/33	3,240,000	3,125,081
3.50% 1/31/30	8,110,000	7,871,452
3.50% 4/30/30	12,065,000	11,716,247
3.625% 4/30/28	13,540,000	13,158,658
3.625% 5/31/30	2,720,000	2,682,388
4.00% 6/30/28	12,555,000	12,487,321
4.125% 6/15/26	16,625,000	16,458,750
Total US Treasury Obligations (cost $130,521,058)		127,070,253
	Number of shares
Common Stocks — 62.21%
Communication Services — 4.15%
Alphabet Class A †	223,118	26,707,224
Alphabet Class C †	149,998	18,145,258
	Number of shares	Value (US $)
Common Stocks (continued)
Communication Services (continued)
Take-Two Interactive Software †	144,054	$ 21,198,987
		66,051,469
Consumer Discretionary — 5.05%
Amazon.com †	306,787	39,992,753
Aptiv †	209,554	21,393,368
AutoZone †	7,653	19,081,684
		80,467,805
Consumer Staples — 2.37%
Costco Wholesale	47,022	25,315,704
Procter & Gamble	81,828	12,416,581
		37,732,285
Energy — 1.52%
ConocoPhillips	153,970	15,952,832
Schlumberger	169,569	8,329,229
		24,282,061
Financials — 10.97%
American Express	83,904	14,616,077
Aon Class A	58,166	20,078,903
Blackstone	135,247	12,573,913
Capital One Financial	69,494	7,600,559
Discover Financial Services	80,564	9,413,903
Fiserv †	151,288	19,084,981
Intercontinental Exchange	140,445	15,881,521
JPMorgan Chase & Co.	90,927	13,224,423
KKR & Co.	257,880	14,441,280
Mastercard Class A	46,542	18,304,969
Morgan Stanley	193,165	16,496,291
Progressive	99,170	13,127,133
		174,843,953
Healthcare — 7.53%
Abbott Laboratories	93,299	10,171,457
Danaher	62,468	14,992,320
HCA Healthcare	111,760	33,916,925
UnitedHealth Group	98,173	47,185,871
Vertex Pharmaceuticals †	39,153	13,778,332
		120,044,905
Industrials — 5.87%
Airbus ADR	752,193	27,184,255
Equifax	79,563	18,721,174
Howmet Aerospace	282,598	14,005,557
Raytheon Technologies	141,694	13,880,344
United Rentals	44,238	19,702,278
		93,493,608
Information Technology — 19.60%
Apple	217,231	42,136,297
Applied Materials	173,625	25,095,757
Intuit	41,434	18,984,644

NQ- IV017 [0623] 0823 (3049803)    5

Schedule of investments
Delaware Ivy Balanced Fund   (Unaudited)
	Number of shares	Value (US $)
Common Stocks (continued)
Information Technology (continued)
KLA	20,441	$ 9,914,294
Microchip Technology	247,495	22,173,077
Microsoft	261,894	89,185,383
NVIDIA	30,447	12,879,690
Salesforce †	84,123	17,771,825
Seagate Technology Holdings	183,471	11,351,351
TE Connectivity	223,805	31,368,509
VeriSign †	88,131	19,914,962
Zebra Technologies Class A †	39,073	11,558,966
		312,334,755
Materials — 3.46%
Crown Holdings	113,113	9,826,126
Linde	67,548	25,741,192
Sherwin-Williams	73,677	19,562,717
		55,130,035
Utilities — 1.69%
NextEra Energy	363,409	26,964,948
		26,964,948
Total Common Stocks (cost $781,974,112)		991,345,824

Exchange-Traded Funds — 3.82%
iShares 0-5 Year Investment Grade Corporate Bond ETF	310,921	14,989,501
iShares Latin America 40 ETF	151,781	4,123,890
iShares MSCI China ETF	111,850	5,004,169
iShares MSCI Emerging Markets Asia ETF	96,647	6,350,674
Vanguard Russell 2000 ETF	401,625	30,370,883
Total Exchange-Traded Funds (cost $61,849,374)		60,839,117

Short-Term Investments — 1.10%
Money Market Mutual Funds — 1.10%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.99%)	4,390,206	4,390,206
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.99%)	4,390,206	4,390,206
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.14%)	4,390,206	4,390,206
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.03%)	4,390,206	$ 4,390,206
Total Short-Term Investments (cost $17,560,824)		17,560,824

Total Value of Securities—99.89% (cost $1,422,696,239)		1,591,824,390
Receivables and Other Assets Net of Liabilities—0.11%★		1,683,160
Net Assets Applicable to 81,086,978 Shares Outstanding—100.00%		$1,593,507,550
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2023, the aggregate value of Rule 144A securities was $35,292,243, which represents 2.21% of the Fund's net assets.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at June 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2023. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
‡	Non-income producing security. Security is currently in default.
†	Non-income producing security.
★	Includes $585,899 cash collateral held at broker for futures contracts as of June 30, 2023.

6    NQ- IV017 [0623] 0823 (3049803)

(Unaudited)
 The following futures contract were outstanding at June 30, 2023:
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
699	US Treasury 5 yr Notes	$74,858,531	$76,377,642	9/29/23	$—	$(1,519,111)	$—
(99)	US Treasury 10 yr Notes	(11,114,297)	(11,324,422)	9/20/23	210,125	—	(13,922)
(222)	US Treasury 10 yr Ultra Notes	(26,293,125)	(26,609,957)	9/20/23	316,832	—	(65,905)
21	US Treasury Ultra Bonds	2,860,593	2,827,508	9/20/23	33,085	—	26,250
Total Futures Contracts			$41,270,771		$560,042	$(1,519,111)	$(53,577)
The use of futures contracts involves elements of market risk and risks in excess of the amounts disclosed in the schedule of investments. The notional amounts presented above represent the Fund's total exposure in such contracts, whereas only the variation margin is reflected in the Fund's net assets.
Summary of abbreviations:
ADR – American Depositary Receipt
DAC – Designated Activity Company
ETF – Exchange-Traded Fund
GNMA – Government National Mortgage Association
ICE – Intercontinental Exchange, Inc.
LIBOR – London Interbank Offered Rate
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
MSCI – Morgan Stanley Capital International
REMIC – Real Estate Mortgage Investment Conduit
S.F. – Single Family
SOFR – Secured Overnight Financing Rate
USBMMY3M – US Treasury 3 Month Bill Money Market Yield
USD – US Dollar
yr – Year
NQ- IV017 [0623] 0823 (3049803)    7